Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenue	$ 5,492	$ 6,875	$ 6,645
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,493	1,833	1,778
PC-Based Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	2,376	2,730	1,204
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	1,522	2,270	3,538
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 101	$ 42	$ 125